Financial Assets and Financial Liabilities - Other Loans - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	₽ 38,830	₽ 42,052	₽ 47,610
Other loans [member]
Disclosure of detailed information about borrowings [line items]
Other loans outstanding amount	31,258	41,887
Overdue principal amount	25,354	25,209
Overdue interest payable	1,563	1,726
Fines and penalty on overdue amount	2,097	1,622
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	₽ 733	₽ 858	1,038
Working capital financing			₽ 4,512
Bottom of range [member] | Other loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	0.80%
Bottom of range [member] | Other loans [member] | Revolving credit agreements [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	5.30%
Top of range [member] | Other loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	10.90%
Top of range [member] | Other loans [member] | Revolving credit agreements [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	7.00%